Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2024
Disclosure Of Consolidated And Separate Financial Statements [Abstract]
Condensed Financial Information of Parent Company	38 Condensed Financial Information of Parent Company
(a) Condensed Income Statements for the year ended 31 December

	2024	2023	2022
	$m	$m	$m
Interest income	56.3	45.9	22.1
Interest expense	(51.4)	(35.1)	(3.9)
Net interest income	4.9	10.8	18.2

Dividend income	34.5	114.7	5.0

Expenses:
Impairment of investments in subsidiaries	(24.8)	(8.2)	(32.3)
Other income	2.5	1.7	0.8
Other expenses	(42.4)	(27.9)	(5.0)
(Loss)/profit before tax	(25.3)	91.1	(13.3)
Tax	(0.6)	(0.9)	(1.9)
(Loss)/profit after tax	(25.9)	90.2	(15.2)
Other comprehensive loss	(8.5)	(6.2)	(0.1)
Total comprehensive (loss)/income	(34.4)	84.0	(15.3)
Condensed Statement of Financial Position as at 31 December

	2024	2023
	$m	$m
Assets
Non-current assets
Investments	4.5	3.8
Investments in subsidiaries	612.2	633.3
Deferred tax	5.1	2.1
Subordinated loans due from group undertakings	68.2	59.8
Total non-current assets	690.0	699.0

Current assets
Trade and other receivables	1,777.2	1,184.3
Derivative instruments	62.1	43.7
Cash and cash equivalents	389.7	10.9
Total current assets	2,229.0	1,238.9
Total assets	2,919.0	1,937.9

Liabilities
Current liabilities
Trade and other payables	239.7	190.6
Derivative instruments	103.6	29.1
Corporation tax	0.2	—
Debt securities	835.4	530.0
Total current liabilities	1,178.9	749.7

Non-current liabilities
Debt securities	1,290.9	708.0
Total non-current liabilities	1,290.9	708.0
Total liabilities	2,469.8	1,457.7
Total net assets	449.2	480.2

Equity
Share capital	0.1	0.1
Share premium	202.6	134.3
Additional Tier 1 capital (AT1)	97.6	97.6
Retained earnings	186.8	264.2
Own shares	(23.2)	(9.8)
Other reserve	(14.7)	(6.2)
Total equity	449.2	480.2
(c) Condensed Statement of Cash Flows for the years ended 31 December

	2024	2023	2022
	$m	$m	$m
(Loss)/profit before tax	(25.3)	91.1	(13.3)
Adjustments to reconcile (loss)/profit before tax to net cash flows:
Impairment of investments in subsidiaries	24.8	8.2	32.3
Bargain purchase gain on acquisitions	—	(0.9)	—
Movement in fair value of derivative instruments	56.1	(17.3)	2.7
Share-based payment expense	29.6	20.3	16.7
Other revaluations	2.4	(2.1)	—
Operating cash flows before changes in working capital	87.6	99.3	38.4

Working capital adjustments:
Increase in trade and other receivables	(581.9)	(1,127.9)	2.5
Increase/(decrease) in trade and other payables	49.1	(172.6)	51.8
Increase in equity instruments	(14.7)	(188.8)	(118.1)
Increase in debt securities	875.8	1,170.4	59.4
Cash inflow/(outflow) from operating activities	415.9	(219.6)	34.0
Corporation tax paid	(0.1)	(0.9)	(3.6)
Net cash inflow/(outflow) from operating activities	415.8	(220.5)	30.4

Investing activities
(Increase)/decrease in subordinated loan receivable	(8.4)	292.8	(63.5)
Net cash (outflow)/inflow from investing activities	(8.4)	292.8	(63.5)

Financing activities
Proceeds from issuance of Additional Tier 1 capital (AT1)	—	—	100.0
Issuance costs of Additional Tier 1 capital (AT1)	—	—	(2.4)
Repayment of Tier 2 debt securities	—	—	(50.0)
Proceeds from issuance of ordinary shares	73.1	—	—
Issuance costs of ordinary shares	(4.8)	—	—
Purchase of own shares	(19.8)	(3.1)	(7.9)
Dividends paid	(77.1)	(58.3)	(6.6)
Net cash outflow from financing activities	(28.6)	(61.4)	33.1
Net increase in cash and cash equivalents	378.8	10.9	—

Cash and cash equivalents
Cash at banks and on hand and short-term deposits at 1 January	10.9	—	—
Increase in cash	378.8	10.9	—
Cash and cash equivalents at 31 December	389.7	10.9	—
Investments in subsidiaries
In the Parent Company only financial statements, the Company’s investments in subsidiaries are recorded at historic cost less accumulated impairment, in accordance with IAS 27, “Separate Financial
Statements” . in which the impairment test performed on the assessment of investments in subsidiaries is performed in accordance with IAS 36, “Impairment of Assets”
The Parent Company received dividends from subsidiaries of $34.5m during 2024 (2023:
$114.7m, 2022: $5.0m).